Acquisition (Details) - Schedule of intangible assets	12 Months Ended
Mar. 31, 2008 USD ($)
Acquisition (Details) - Schedule of intangible assets [Line Items]
Purchase price	$ 4,330,311
Technology [Member]
Acquisition (Details) - Schedule of intangible assets [Line Items]
Purchase price	$ 4,284,315
Intangible assets estimated useful life	Ten (10) years
Backlog [Member]
Acquisition (Details) - Schedule of intangible assets [Line Items]
Purchase price	$ 45,996
Intangible assets estimated useful life	One (1) year